VAT AND OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2019
VAT AND OTHER TAXES PAYABLE
VAT AND OTHER TAXES PAYABLE

NOTE 7 – VAT AND OTHER TAXES PAYABLE

VAT and other taxes payable consisted of the following as of December 31, 2019 and December 31, 2018:

	2019	2018

VAT payable	$107,146	$120,305
Surcharge and fees	312	15,114
Income tax payable	204	—
Other taxes	—	2,276
Total Other Taxes Payable	$107,662	$137,695

In May  2016, the business tax has been incorporated into VAT in China, which means there will be no more business or sales tax and accordingly some business operations previously taxed in the name of business tax will be taxed in the manner of VAT thereafter. The Company is subject to a  6% VAT for all of its commission income.

Surcharge and fees payable include urban maintenance and construction tax payable, additional education tax payable, and local education tax payable.